Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Tax
The provision for income tax was as follows:

Expense (recovery)	2024	2023	2022
Current corporate income tax – North America (1)	$1,654	$1,853	$2,789
Current corporate income tax – North Sea	(41)	(6)	69
Current corporate income tax – Offshore Africa	57	73	74
Current PRT (2) – North Sea	(134)	(58)	(42)
Other taxes	(5)	17	16
Current income tax	1,531	1,879	2,906
Deferred corporate income tax	520	267	302
Deferred PRT (2) – North Sea	(98)	(214)	(441)
Deferred income tax	422	53	(139)
Income tax	$1,953	$1,932	$2,767
(1)Includes North America Exploration and Production, Oil Sands Mining and Upgrading, and Midstream and Refining segments.
(2)Petroleum Revenue Tax.

Schedule of Provision for Income Tax Reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2024	2023	2022
Canadian statutory income tax rate	23.2%	23.3%	23.2%
Income tax provision at statutory rate	$1,870	$2,364	$3,180
Effect on income taxes of:
UK PRT and other taxes	(237)	(255)	(467)
Impact of UK PRT and other taxes on corporate income tax	95	105	190
Foreign and domestic tax rate differentials	(112)	(104)	(203)
Non-taxable portion of capital loss (gains)	114	(35)	65
Stock options exercised for common shares	41	91	159
Revisions arising from prior year tax filings	43	(174)	(186)
Change in unrecognized capital loss carryforward asset	114	(35)	65
Other	25	(25)	(36)
Income tax	$1,953	$1,932	$2,767

Summary of Major Temporary Differences, Movements in Deferred Tax Assets and Liabilities, and Net Deferred Income Tax Liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2024	2023
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,647	$12,172
Lease assets	316	336
Investments	—	54
Investment in North West Redwater Partnership	908	904
Taxable PRT for corporate income tax	336	256
Other	92	41
	14,299	13,763
Deferred income tax assets
Asset retirement obligations	(2,437)	(2,098)
Lease liabilities	(332)	(356)
Share-based compensation	(35)	(31)
Loss carryforwards	(36)	(417)
Unrealized foreign exchange loss on long-term debt	(125)	(39)
Deferred PRT	(795)	(639)
	(3,760)	(3,580)
Net deferred income tax liability	$10,539	$10,183
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2024	2023	2022
Property, plant and equipment and exploration and evaluation assets	$443	$196	$(334)
Lease assets	(22)	1	(15)
Unrealized foreign exchange on long-term debt	(86)	28	(81)
Unrealized risk management activities	(1)	—	(12)
Asset retirement obligations	(279)	(292)	(74)
Lease liabilities	26	(3)	11
Share-based compensation	(4)	2	(11)
Loss carryforwards	381	235	618
Investments	(54)	(2)	21
Investment in North West Redwater Partnership	4	1	53
Deferred PRT	58	86	(441)
Taxable PRT for corporate income tax	(98)	(214)	176
Other	54	15	(50)
	$422	$53	$(139)
The following table summarizes the movements of the net deferred income tax liability during the year:

	2024	2023	2022
Balance – beginning of year	$10,183	$10,114	$10,220
Deferred income tax expense (recovery)	422	53	(139)
Foreign exchange adjustments	(66)	16	33
Balance – end of year	$10,539	$10,183	$10,114